TRANSFERS OF FINANCIAL ASSETS - Schedule of Transferred Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Repurchase and securities lending transactions
Financial assets at fair value through other comprehensive income	£ 22,846	£ 27,786
Financial assets at amortised cost:
Loans and advances to customers	435,627	430,829
Notes in circulation	1,280	1,321
Externally held £m
Financial assets at amortised cost:
Notes in circulation	17,046	21,112
Securitisation programmes | Externally held £m
Financial assets at amortised cost:
Notes in circulation	2,806	3,705
Securitisation programmes | Externally held £m | Less Held By The Group
Financial assets at amortised cost:
Notes in circulation	21,887	23,521
Carrying value of transferred assets £m | Repurchase and securities lending transactions
Repurchase and securities lending transactions
Financial assets at fair value through other comprehensive income	11,801	7,706
Carrying value of transferred assets £m | Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers	28,981	30,965
Carrying value of associated liabilities £m | Repurchase and securities lending transactions
Repurchase and securities lending transactions
Financial assets at fair value through other comprehensive income	6,571	5,039
Carrying value of associated liabilities £m | Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers	£ 2,806	£ 3,705